Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets, net
Summary of intangible assets

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2016
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(3,191)	—
Purchased software and others	29,013	(17,300)	11,713

	41,204	(29,491)	11,713

As of December 31, 2017
Technical know-how	9,000	(9,000)	—
Customer relationship	3,191	(3,191)	—
Purchased software and others	30,327	(20,139)	10,188

	42,518	(32,330)	10,188